Filed with the Securities and Exchange Commission on October 1, 2004

1933 Act Registration File No. 333-33302
1940 Act File No. 811-9871

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 8	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of all communications to:
Rodney A. DeWalt, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

___	immediately upon filing pursuant to paragraph (b)

_X_	on _October 5, 2004__ pursuant to paragraph (b)

___	60 days after filing pursuant to paragraph (a)(1)

___	on ____________ pursuant to paragraph (a)(1)

___	75 days after filing pursuant to paragraph (a)(2)

___	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box.

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 (the "Amendment") was filed pursuant to Rule 485(a) (1) under the Securities Act of 1933 on August 2, 2004 and pursuant to Rule 485(a)(1) would become effective on October 2, 2004.

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 5, 2004 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 8 incorporates by referenced the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 1st day of October, 2004.

CULLEN FUNDS TRUST

By: /s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 1, 2004 by the following persons in the capacities indicated.

Signature	Title

/s/ James P. Cullen James P. Cullen	Trustee and President
/s/ Dr. Curtis J. Flanagan* Dr. Curtis J. Flanagan	Trustee
/s/ Matthew J. Dodds* Matthew J. Dodds	Independent Trustee
/s/ Stephen G. Fredericks* Stephen G. Fredericks	Independent Trustee
/s/ Robert J. Garry* Robert J. Garry	Independent Trustee
/s/ Brenda S. Pons Brenda S. Pons	Treasurer and Principal Accounting Officer

*By	James P. Cullen
James P. Cullen
Attorney in Fact